Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and equivalents	$ 1,238,155	$ 13,308,568	$ 1,295,145
Restricted cash	1,440,832	281,569
Accounts receivable, net	15,363,108	13,988,139	1,320,899
Other receivables and deposits	478,513	775,871	550,469
Retentions receivable	2,371,079	105,911	57,088
Prepayments	621,208	233,904
Advances to suppliers	5,283,906	852,518	11,245
Inventories	4,352,136	2,440,591	169,707
Notes receivable	1,245,905	75,498
Total current assets	32,394,842	32,062,569	3,404,553
NON CURRENT ASSETS:
Construction in progress	708,423		2,326,460
Long-term investment	92,713	90,597	87,872
Retentions receivable	999,949	2,460,202	63,234
Prepayments	319,428	315,392	254,940
Property and equipment, net	10,990,385	10,721,944	52,864
Land use right and patents, net	3,690,783	3,645,622	3,536,894
Total non current assets	16,801,681	17,233,757	6,322,264
TOTAL ASSETS	49,196,523	49,296,326	9,726,817
CURRENT LIABILITIES:
Accounts payable	1,645,543	1,960,401	518,392
Advance from customers	123,401	252,903	202,812
Other payables and accrued expenses	104,057	465,662	747,759
Taxes payable	128,757	921,767	466,593
Advance from shareholder	265,299	302,305
Short-term loans	13,708,511	3,865,493	3,221,932
Short-term payable, net of unamortized interest	378,574	369,937
Total current liabilities	16,354,142	8,138,468	5,157,488
NON CURRENT LIABILITIES:
Advance from shareholder	139,800	255,796
Long-term loan		10,000,000
Long-term payable, net of unamortized interest	1,274,444	1,217,241
Total noncurrent liabilities	1,414,244	11,473,037
Total Liabilities	17,768,386	19,611,505	5,157,488
CONTINGENCY AND COMMITMENTS	0	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of June 30, 2011 and December 31, 2010 and 2009, respectively	0	0	0
Common stock, $0.00001 par value, 100,000,000 shares authorized, 24,982,822, 24,963,322 and 15,122,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010 and 2009, respectively	250	250	151
Paid in capital	20,633,984	20,514,442	358,939
Statutory reserve fund	1,043,448	890,122	393,578
Accumulated other comprehensive income	1,951,272	1,030,432	289,383
Retained earnings	7,799,183	7,249,575	3,527,278
Total stockholders' equity	31,428,137	29,684,821	4,569,329
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 49,196,523	$ 49,296,326	$ 9,726,817